Goodwill - Additional Information (Details)	12 Months Ended
	Feb. 28, 2021 CNY (¥) Segment	Feb. 29, 2020 CNY (¥) Segment	Feb. 28, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Number of reporting units | Segment	1	2
Goodwill impairment charges | ¥	¥ 0	¥ 114,612,000	¥ 557,000